SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2013
SEGMENTED INFORMATION [Text Block]

NOTE 9 - SEGMENTED INFORMATION

At January 31, 2013 and 2012, the Company and its subsidiary operated in two reportable segments. Identifiable assets and net loss in each geographic area are as follows:

	January 31,	January 31,
	2013	2012

Identifiable assets
Canada	$2,161,650	$9,297,302
Argentina	1,282,113	1,349,008
	$3,443,763	$10,646,310

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2013	2012	2011

Net loss for the year
Canada	$2,486,208	$2,569,352	$1,775,834
Argentina	5,441,742	6,429,030	3,388,364
	$7,927,950	$8,998,382	$5,164,198